21. Income tax and social contribution (Details 2) R$ in Millions	Dec. 31, 2020 BRL (R$)
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	R$ 1,556
Up to one year [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	143
From 1 to 2 years [Member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	238
From 2 to 3 years [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	211
From 3 To 4 Years [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	218
From 4 To 5 Years [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	225
After 5 Years [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Recovery of deferred tax assets	R$ 521